Performance Management - BNY Dreyfus On-Chain Liquidity Fund	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Availability Website Address [Text]	www.bny.com/investments